Earnings (Loss) Per Share (Details) - Schedule of computation of basic and diluted loss per common share - Earnings per share [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings (Loss) Per Share (Details) - Schedule of computation of basic and diluted loss per common share [Line Items]
Net Income (Loss) Attributable to Roan Holding Group Co., Ltd.’s shareholders	$ 23,526,400	$ (94,812,783)	$ (55,469,673)
Net Loss from continuing operations attributable to Roan Holdings Group Co., Ltd.’s shareholders	(3,319,618)	(4,076,418)	(2,092,051)
Net income (loss) from discontinued operations, net of income tax	$ 26,846,018	$ (90,736,365)	$ (53,377,622)
Basic and Diluted (in Shares)	25,287,887	24,380,051	17,343,763
Earnings per share
Net loss per share from continuing operations - Basic and Diluted (in Dollars per share)	$ (0.13)	$ (0.17)	$ (0.12)
Net earnings (loss) per share from discontinued operations - Basic and Diluted (in Dollars per share)	$ 1.06	$ (3.72)	$ (3.08)